Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2013 Common Units [Member] Public [Member]		Dec. 31, 2013 Common Units [Member] Non-public [Member] Phillips 66 [Member]		Dec. 31, 2013 Subordinated Units [Member] Non-public [Member] Phillips 66 [Member]		Dec. 31, 2012 Predecessor [Member]
Assets
Cash and cash equivalents	$ 425.1	[1]								[1]
Accounts receivable—related parties	11.3	[1]							0.3	[1]
Accounts receivable—third parties	0.6	[1]							0.5	[1]
Materials and supplies	2.0	[1]							1.7	[1]
Other current assets	2.3	[1]								[1]
Total Current Assets	441.3	[1]							2.5	[1]
Net properties, plants and equipment	271.2	[1]							248.8	[1]
Goodwill	2.5	[1]							2.5	[1]
Deferred rentals—related parties	6.4	[1]							6.1	[1]
Total Assets	721.4	[1]							259.9	[1]
Liabilities
Accounts payable—related parties	5.2	[1]								[1]
Accounts payable—third parties	8.0	[1]							4.0	[1]
Payroll and benefits payable	0.1	[1]							0.3	[1]
Accrued property and other taxes	2.3	[1]							1.9	[1]
Current portion of accrued environmental costs	2.0	[1]							8.0	[1]
Other current liabilities	0.4	[1]							0.1	[1]
Total Current Liabilities	18.0	[1]							14.3	[1]
Asset retirement obligations	2.4	[1]							2.0	[1]
Accrued environmental costs	1.4	[1]							2.5	[1]
Deferred income taxes	0.1	[1]
Total Liabilities	21.9	[1]							18.8	[1]
Equity
Net investment—predecessors	125.4								241.1
Unitholders			409.1	[1]	48.6	[1]	104.9	[1]		[1]
General partner—Phillips 66 (1,437,433 units issued and outstanding)	11.5									[1]
Total Equity	699.5	[1]	409.1		48.6		104.9		241.1	[1]
Total Liabilities and Equity	$ 721.4	[1]							$ 259.9	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.